Derivatives and hedging activities (Details) (CHF) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fair value of derivative instruments
Notional amount	49,996.7	46,277.8
Cash flow hedges
Maximum Length of Time Hedged in Cash Flow Hedge (in months)	20 months
Trading | Not designated for hedge accounting
Fair value of derivative instruments
Notional amount	49,908.1	46,188.4
Positive replacement value (PRV)	925.2	678.9
Negative replacement value (NRV)	933.8	689.4
Trading | Not designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	42,366.9	38,732.8
Positive replacement value (PRV)	728.8	480.9
Negative replacement value (NRV)	720.8	474.6
Trading | Not designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	7,210.5	8,073.9
Positive replacement value (PRV)	4.5	6.3
Negative replacement value (NRV)	4.2	5.9
Trading | Not designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	28,754.5	24,103.8
Positive replacement value (PRV)	658.0	429.2
Negative replacement value (NRV)	650.0	422.3
Trading | Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	2,902.5	2,420.3
Positive replacement value (PRV)	65.9	44.9
Negative replacement value (NRV)	66.3	46.1
Trading | Not designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	2,537.1	2,769.2
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Trading | Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	962.3	1,365.6
Positive replacement value (PRV)	0.4	0.5
Negative replacement value (NRV)	0.3	0.3
Trading | Not designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	4,224.0	3,937.4
Positive replacement value (PRV)	76.1	84.7
Negative replacement value (NRV)	94.7	98.9
Trading | Not designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	2,133.0	2,062.4
Positive replacement value (PRV)	29.7	35.2
Negative replacement value (NRV)	30.7	37.9
Trading | Not designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	1,230.0	1,059.0
Positive replacement value (PRV)	34.1	35.0
Negative replacement value (NRV)	51.3	45.8
Trading | Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	831.7	796.9
Positive replacement value (PRV)	12.3	14.4
Negative replacement value (NRV)	12.7	15.1
Trading | Not designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	25.6	13.5
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Trading | Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	3.7	5.6
Positive replacement value (PRV)	0	0.1
Negative replacement value (NRV)	0	0.1
Trading | Not designated for hedge accounting | Precious metals products
Fair value of derivative instruments
Notional amount	51.1	41.8
Positive replacement value (PRV)	2.3	2.4
Negative replacement value (NRV)	2.4	2.2
Trading | Not designated for hedge accounting | Precious metals products | Forwards
Fair value of derivative instruments
Notional amount	16.3	15.9
Positive replacement value (PRV)	1.4	1.7
Negative replacement value (NRV)	1.4	1.4
Trading | Not designated for hedge accounting | Precious metals products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	34.7	25.4
Positive replacement value (PRV)	0.9	0.7
Negative replacement value (NRV)	1.0	0.8
Trading | Not designated for hedge accounting | Precious metals products | Futures
Fair value of derivative instruments
Notional amount	0.1	0.5
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Trading | Not designated for hedge accounting | Equity/Index-related products:
Fair value of derivative instruments
Notional amount	880.8	955.5
Positive replacement value (PRV)	39.4	37.3
Negative replacement value (NRV)	41.8	41.8
Trading | Not designated for hedge accounting | Equity/Index-related products: | Forwards
Fair value of derivative instruments
Notional amount	4.1	6.2
Positive replacement value (PRV)	0.9	1.1
Negative replacement value (NRV)	0	0.1
Trading | Not designated for hedge accounting | Equity/Index-related products: | Swaps
Fair value of derivative instruments
Notional amount	211.4	213.7
Positive replacement value (PRV)	5.8	4.2
Negative replacement value (NRV)	5.7	7.5
Trading | Not designated for hedge accounting | Equity/Index-related products: | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	241.5	268.2
Positive replacement value (PRV)	14.5	15.0
Negative replacement value (NRV)	14.9	16.2
Trading | Not designated for hedge accounting | Equity/Index-related products: | Futures
Fair value of derivative instruments
Notional amount	57.8	77.9
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Trading | Not designated for hedge accounting | Equity/Index-related products: | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	366.0	389.5
Positive replacement value (PRV)	18.2	17.0
Negative replacement value (NRV)	21.2	18.0
Trading | Not designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	2,042.7	1,989.5
Positive replacement value (PRV)	63.3	49.5
Negative replacement value (NRV)	60.0	46.6
Trading | Not designated for hedge accounting | Other products.
Fair value of derivative instruments
Notional amount	342.6	531.4
Positive replacement value (PRV)	15.3	24.1
Negative replacement value (NRV)	14.1	25.3
Trading | Not designated for hedge accounting | Other products. | Forwards
Fair value of derivative instruments
Notional amount	8.7	32.0
Positive replacement value (PRV)	0.9	2.0
Negative replacement value (NRV)	0.8	1.9
Trading | Not designated for hedge accounting | Other products. | Swaps
Fair value of derivative instruments
Notional amount	63.6	100.9
Positive replacement value (PRV)	8.3	14.1
Negative replacement value (NRV)	7.8	15.7
Trading | Not designated for hedge accounting | Other products. | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	29.9	50.1
Positive replacement value (PRV)	2.2	3.2
Negative replacement value (NRV)	1.7	2.9
Trading | Not designated for hedge accounting | Other products. | Futures
Fair value of derivative instruments
Notional amount	177.1	219.8
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Trading | Not designated for hedge accounting | Other products. | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	63.3	128.6
Positive replacement value (PRV)	3.9	4.8
Negative replacement value (NRV)	3.8	4.8
Hedging | Designated for hedge accounting
Fair value of derivative instruments
Notional amount	88.6	89.4
Positive replacement value (PRV)	3.9	2.9
Negative replacement value (NRV)	2.3	1.8
Hedging | Designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	71.2	70.0
Positive replacement value (PRV)	3.8	2.5
Negative replacement value (NRV)	2.3	1.7
Hedging | Designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	71.2	70.0
Positive replacement value (PRV)	3.8	2.5
Negative replacement value (NRV)	2.3	1.7
Hedging | Designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	17.4	19.4
Positive replacement value (PRV)	0.1	0.4
Negative replacement value (NRV)	0	0.1
Hedging | Designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	17.4	19.4
Positive replacement value (PRV)	0.1	0.4
Negative replacement value (NRV)	0	0.1
Hedging | Designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Precious metals products
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Precious metals products | Forwards
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Precious metals products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Precious metals products | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Equity/Index-related products:
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Equity/Index-related products: | Forwards
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Equity/Index-related products: | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Equity/Index-related products: | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Equity/Index-related products: | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Equity/Index-related products: | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Other products.
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Other products. | Forwards
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Other products. | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Other products. | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Other products. | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Other products. | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0